Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Schedule of fair values of assets acquired and liabilities
Cash and cash equivalents	$574,572
Restricted cash	1,025,000
Accounts receivable, net	709,053
Prepaid expenses and other current assets	11,940
Property, plant and equipment	225,126
Intangible assets	8,250,000
Accounts payable	(367,091)
Accrued expenses and other current liabilities	(424,094)
Due to parent company	(500,000)
Goodwill	4,781,208
Net assets acquired	$14,285,714

Cash and cash equivalents	$67,167
Restricted cash	10,229
Accounts receivable, net	29,036
Prepaid expenses and other current assets	20,963
Intangible assets	4,678,422
Accounts payable	280
Accrued expenses and other current liabilities	(47,021)
Deferred revenue	(55,958)
Goodwill	296,882
Net assets acquired	$5,000,000

Cash and cash equivalents	$7,736
Accounts receivable, net	10,052
Prepaid expenses and other current assets	14,617
Property, plant and equipment	28,236
Intangible assets	6,789,969
Accrued expenses and other current liabilities	(32,110)
Goodwill	499,836
Net assets acquired	$7,318,336

Intangible assets, net	$24,000,000
Goodwill	7,500,000
Net assets acquired	31,500,000

Cash and cash equivalents	$574,572
Restricted cash	1,025,000
Accounts receivable, net	709,053
Prepaid expenses and other current assets	11,940
Property, plant and equipment	225,126
Intangible assets	8,250,000
Accounts payable	(367,091)
Accrued expenses and other current liabilities	(424,094)
Due to parent company	(500,000)
Goodwill	4,781,208
Net assets acquired	$14,285,714

Cash and cash equivalents	$67,167
Restricted cash	10,229
Accounts receivable, net	29,036
Prepaid expenses and other current assets	20,963
Property, plant and equipment	-
Intangible assets	4,678,422
Accounts payable	280
Accrued expenses and other current liabilities	(47,021)
Deferred revenue	(55,958)
Goodwill	296,882
Net assets acquired	$5,000,000

Cash and cash equivalents	$7,736
Accounts receivable, net	10,052
Prepaid expenses and other current assets	14,617
Property, plant and equipment	28,236
Intangible assets	6,789,969
Accrued expenses and other current liabilities	(32,110)
Goodwill	499,836
Net assets acquired	$7,318,336